Postretirement Benefit Plans - Summary of Amounts Recorded in Combined Statements of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Non-current assets – other	$ 65	$ 97
Current liabilities – other	(16)	(18)
Non-current liabilities – compensation and benefits	(327)	(466)
Net amount recorded	$ (278)	$ (387)